Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
20	LEASES

The Group has lease contracts for various office spaces used in its operations. Leases of such office spaces generally have lease terms between 1 and 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.

There are several lease contracts that include extension and termination options and variable lease payments.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year:

ROU
USD

At January 1, 2020	339,770
Depreciation expense (note 8)	(85,117)
At December 31, 2020	254,653

Depreciation expense (note 8)	(84,884)
At December 31, 2021	169,769

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2021	2020
	USD	USD

As at January 1	319,413	378,914
Accretion of interest (note 9)	57,779	74,149
Payments	(136,992)	(133,650)
As at December 31	240,200	319,413

	2021	2020
	USD	USD

Current	104,233	79,214
Non-current	135,967	240,199
	240,200	319,413

The maturity analysis of lease liabilities is disclosed in Note 24

	2021	2020
	USD	USD

Depreciation expense of right-of-use assets (note 8)	84,884	85,117
Interest expense on lease liabilities (note 9)	57,779	74,149
Expenses relating to short-term lease (note 8)	474,865	89,362
Total amount recognized in profit or loss	617,528	248,628

There are no potential future rental payments, on account of extension options expected not to be exercised and termination option expected to be exercised, relating to periods following the exercise date of extension and termination options that are not included in the lease term.